THE KAUFMANN FUND, INC.

                         Supplement Dated April 9, 2001

                                     to the

        Prospectus dated May 1, 2000, as supplemented on October 20, 2000

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This  supplement  provides you with  updated  information  regarding  the Fund's adviser. The Fund's prospectus incorporates the information provided in this supplement and the supplement dated October 20, 2000. The prospectus and these two supplements should be read together.

As of April 9,  2001,  the  Fund's  adviser,  Edgemont  Asset  Management  Corp.
relocated its offices from its present location. Accordingly, the first paragraph under the heading "Managing the Fund" on page 10 of the prospectus is hereby deleted in its entirety and replaced with the following:

         Edgemont Asset Management Corp. provides advisory services solely to the Fund and is responsible for its business affairs. Edgemont is located at 3 Parklands Drive, Darian, Connecticut 06820. For its services, Edgemont received an annual advisory fee of 1.50% of the Fund's average daily net assets for the year ended December 31, 1999. This advisory fee may be higher than the fee charged by other mutual funds.




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                             THE KAUFMANN FUND, INC.

                         Supplement Dated April 9, 2001

                                     to the

              Statement of Additional Information dated May 1, 2000

-------------------------------------------------------------------------------

This supplement provides you with updated information regarding the Fund's adviser.

As of April 9, 2001, the Fund's adviser, Edgemont Asset Management Corp., relocated its offices from its present location. Accordingly, the first paragraph under the heading "Investment Advisory Services" on page 14 of the Statement of Additional Information is hereby deleted in its entirety and replaced with the following:

         Edgemont Asset Management Corp., incorporated in New York in August 1984, and having its principal office at 3 Parklands Drive, Darian, Connecticut 06820, serves solely as the Fund's investment adviser. Messrs. Utsch and Auriana are the sole shareholders and control persons of Edgemont.